Financial Instruments - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Measured at amortized cost:
Financial liability at amortized cost			$ 5,071
Accounts payables and other payables (including related party)	$ 154,175		196,429
Lease liabilities	4,220	$ 5,899	0
Guarantee deposits	400		154
Total	380,134		385,654
Unsecured Borrowings
Measured at amortized cost:
Short-term borrowings	57,339		20,000
Secured Borrowings
Measured at amortized cost:
Short-term borrowings	$ 164,000		$ 164,000